Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Parenthetical) (Detail)	1 Months Ended
	Jun. 30, 2016 shares	Aug. 31, 2014 CNY (¥) shares	Aug. 31, 2014 USD ($) shares	Jun. 30, 2014 CNY (¥)	Jun. 30, 2014 USD ($)	Jan. 31, 2014 shares	Dec. 31, 2016	May 31, 2016
Red 5 Studios, Inc. ("Red 5")
Noncontrolling Interest [Line Items]
Amount attributable to noncontrolling interest | ¥				¥ 15,068,103
Percentage of equity interest				79.20%	79.20%		34.71%
Purchase consideration transferred | $					$ 0
Book value of convertible loan and certain other loans due		¥ 307,600,000	$ 50,000,000
Number of common shares issued upon conversion of convertible loans		63,301,276	63,301,276
Equity interest increased after conversion | ¥		¥ 307,600,000
Change on noncontrolling interest impacted from increased equity interest | ¥		¥ 31,784,850
Red 5 Studios, Inc. ("Red 5") | Accumulated deficit
Noncontrolling Interest [Line Items]
Percentage of equity interest				20.80%	20.80%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Noncontrolling Interest [Line Items]
Redeemable convertible preferred shares issued to third party investor		27,438,952	27,438,952			27,438,952
L&A International Holding Limited
Noncontrolling Interest [Line Items]
Ordinary shares of L&A	723,313,020
Stock split ratio	One-to-five stock split
Percentage of shares received related to payment of service fee to third party consultant	6.00%
Ordinary shares of L&A, gross	769,481,940
Equity interest owned by company	58.10%							10.40%
L&A International Holding Limited | Series B Redeemable Convertible Preferred Shares
Noncontrolling Interest [Line Items]
Equity interest owned by company							63.00%
MOU | Red 5 Studios, Inc. ("Red 5")
Noncontrolling Interest [Line Items]
Equity interest exchanged by company	30.60%